Restatement of Previously Issued Financial Statements (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Changes and Error Corrections [Abstract]
Schedule of Restatement of Previously Issued Financial Statements

Consolidated Balance Sheet
As of December 31, 2017

	Previously Filed	Adjustment		As Restated
ASSETS
Current Assets:
Cash	$308,738	$—		$308,738
Prepaid expenses	13,406	—		13,406
Total current assets	322,144	—		322,144
Equipment, net	2,860	—		2,860
Leased assets, net	2,033,482	—		2,033,482
TOTAL ASSETS	$2,358,486	$—		$2,358,486

LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)
Current Liabilities:
Accounts payable	$100,000	$—		$100,000
Accrued expenses	31,453	—		31,453
Notes payable, current (net of discount of $48,600)	254,511	—		254,511
Finance lease obligations, current	72,485	482,605	a	555,090
Total current liabilities	458,449	482,605		941,054
Notes payable, net of current portion (net of discount of $54,190)	552,588	—		552,588
Finance lease obligations, net of current portion	674,208	363,993	a	1,038,201
TOTAL LIABILITIES	1,685,245	846,598		2,531,843

Commitments and contingencies	—	—		—

STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred stock	—	—		—
Common stock	26	—		26
Additional paid-in capital	6,257,225	1,621,964	a,c	7,879,189
Accumulated deficit	(5,584,010)	(2,468,562)	b,c	(8,052,572)
Total stockholders’ equity (deficit)	673,241	(846,598)		(173,357)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	$2,358,486	$—		$2,358,486

Consolidated Statement of Operations

For the Year Ended December 31, 2017

	Previously
	Filed	Adjustment		As Restated
Revenue	$235,690	$—		$235,690
Cost of revenue	213,111	—		213,111
Gross profit	22,579	—		22,579

Operating expenses:
Selling and marketing expenses	86,098	—		86,098
Product development	303,555	—		303,555
General and administrative expenses	3,249,659	—		3,249,659
Impairment of leased assets	—	2,800,000	c	2,800,000
Total operating expenses	3,639,312	2,800,000		6,439,312
Loss from operations	(3,616,733)	(2,800,000)		(6,416,733)

Other income (expense):
Interest and financing costs	(523,833)	331,438	b	(192,395)
Change in value of derivative liability	40,265	—		40,265
Total other income (expense)	(483,568)	331,438		(152,130)
Net loss	$(4,100,301)	$(2,468,562)		$(6,568,863)

Weighted average shares outstanding :
Basic	25,297,066	—		25,297,066
Diluted	25,297,066	—		25,297,066
Loss per share
Basic	$(0.16)	$(0.10)		$(0.26)
Diluted	$(0.16)	$(0.10)		$(0.26)

Consolidated Statement of Cash Flows

For the Year Ended December 31, 2017

	Previously
	Filed	Adjustment		As Restated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$(4,100,301)	$(2,468,562)		$(6,568,863)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	82,904	—		82,904
Stock option expense	1,676,476	—		1,676,476
Non-cash financing costs	39,293	—		39,293
Amortization of debt discounts	455,758	(331,438)	b	124,320
Impairment of leased assets	—	2,800,000	c	2,800,000
Change in value of derivative liability	(40,266)	—		(40,266)
Change in operating assets and liabilities:		—
Prepaid expenses	(13,406)	—		(13,406)
Accounts payable	15,966	—		15,966
Accrued expenses	31,453	—		31,453
Net cash used in operating activities	(1,852,123)	—		(1,852,123)

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of equipment	(3,178)	—		(3,178)
Net cash used in investing activities	(3,178)	—		(3,178)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of common stock	2,484,199	—		2,484,199
Payment of offering costs	(614,805)	—		(614,805)
Proceeds from convertible note payable	100,000	—		100,000
Repayment of convertible note payable	(113,888)	—		(113,888)
Proceeds from notes payable	887,667	—		887,667
Proceeds from advance from related party	50,000	—		50,000
Repayment of advance from related party	(125,000)	—		(125,000)
Repayment of finance lease obligations	(522,777)	—		(522,777)
Net cash provided by financing activities	2,145,396	—		2,145,396

NET INCREASE IN CASH	290,095	—		290,095
CASH, BEGINNING OF PERIOD	18,643	—		18,643
CASH, END OF PERIOD	$308,738	$—		$308,738

CASH PAID FOR:
Interest	$16,402	$—		$16,402
Income taxes	$—	$—		$—

SUPPLEMENTAL NON-CASH INVESTING AND FINANCING ACTIVITIES
Finance lease obligations	$2,116,068	$—		$2,116,068
Value of equity recorded as debt discounts	$1,368,063	(1,178,036)	a	$190,027